Supplementary Insurance Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	$ 8,254,027	$ 7,906,596	$ 7,335,687
Supplementary Insurance Information, Net Investment Income	1,699,865	1,436,206	1,281,197
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(7,780,846)	(7,045,914)	(6,541,577)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(912,803)	(1,003,057)	(691,123)
Supplementary Insurance Information, Other Operating Expense	(989,450)	(872,717)	(833,267)
US Traditional Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	4,563,490	4,342,838	4,008,860
Supplementary Insurance Information, Net Investment Income	543,824	536,438	496,920
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(4,016,453)	(3,815,551)	(3,543,284)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(471,726)	(461,164)	(424,442)
Supplementary Insurance Information, Other Operating Expense	(250,175)	(230,926)	(218,462)
US Non-Traditional Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	22,521	14,095	13,189
Supplementary Insurance Information, Net Investment Income	721,282	498,499	362,886
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(443,393)	(335,581)	(269,631)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(185,396)	(193,492)	79,097
Supplementary Insurance Information, Other Operating Expense	(88,380)	(78,731)	(140,097)
Canada Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	962,311	915,764	835,298
Supplementary Insurance Information, Net Investment Income	204,851	190,337	188,304
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(758,565)	(706,744)	(673,105)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(178,566)	(167,614)	(146,680)
Supplementary Insurance Information, Other Operating Expense	(83,569)	(78,935)	(71,293)
Europe And South Africa Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	1,220,743	1,215,166	1,109,936
Supplementary Insurance Information, Net Investment Income	52,034	42,545	40,892
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(1,072,961)	(1,055,064)	(933,017)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(40,780)	(49,732)	(35,339)
Supplementary Insurance Information, Other Operating Expense	(116,718)	(109,183)	(123,843)
Asia Pacific Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	1,485,205	1,409,568	1,359,660
Supplementary Insurance Information, Net Investment Income	94,330	85,569	87,026
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(1,488,667)	(1,132,998)	(1,121,772)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(36,335)	(131,055)	(163,501)
Supplementary Insurance Information, Other Operating Expense	(312,289)	(241,258)	(150,064)
Corporate And Other Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	(243)	9,165	8,744
Supplementary Insurance Information, Net Investment Income	83,544	82,818	105,169
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(807)	24	(768)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	0	0	(258)
Supplementary Insurance Information, Other Operating Expense	(138,319)	(133,684)	(129,508)
Reinsurance Assumed [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	3,573,054	3,677,803
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	24,814,333	24,726,358
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	3,571,761	3,160,250
Reinsurance Assumed [Member] | US Traditional Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	1,628,215	1,565,523
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	7,567,342	7,058,469
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	1,285,467	1,221,225
Reinsurance Assumed [Member] | US Non-Traditional Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	884,377	1,039,180
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	11,240,138	11,784,670
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	16,045	17,646
Reinsurance Assumed [Member] | Canada Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	259,575	271,656
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	2,963,561	3,007,476
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	206,245	210,334
Reinsurance Assumed [Member] | Europe And South Africa Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	301,999	323,220
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	1,050,066	842,871
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	763,118	646,069
Reinsurance Assumed [Member] | Asia Pacific Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	498,888	478,224
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	1,693,381	1,732,861
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	1,288,016	1,054,678
Reinsurance Assumed [Member] | Corporate And Other Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	0	0
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	299,845	300,011
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	12,870	10,298
Reinsurance Ceded [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(55,258)	(58,529)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(583,620)	(581,088)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(143,309)	(166,468)
Reinsurance Ceded [Member] | US Traditional Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(30,523)	(32,453)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(245,430)	(231,980)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(73,994)	(88,792)
Reinsurance Ceded [Member] | US Non-Traditional Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	0	0
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	0	0
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	0	0
Reinsurance Ceded [Member] | Canada Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(483)	(510)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(233,735)	(236,586)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(8,952)	(20,460)
Reinsurance Ceded [Member] | Europe And South Africa Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(9,492)	(10,599)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(35,515)	(34,847)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(33,337)	(20,024)
Reinsurance Ceded [Member] | Asia Pacific Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(14,760)	(14,967)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(68,940)	(77,668)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(26,836)	(36,937)
Reinsurance Ceded [Member] | Corporate And Other Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	0	0
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	0	(7)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	$ (190)	$ (255)